SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED
                                FUNDS/PORTFOLIOS:


                         ------------------------------


 Cash Account Trust:         DWS Emerging Markets       DWS Lifecycle Long
   Government & Agency         Fixed Income Fund          Range Fund
     Securities Portfolio    DWS Enhanced S&P 500       DWS Managed Municipal
   Money Market Portfolio      Index Fund                 Bond Fund
   Tax-Exempt Portfolio      DWS Equity 500 Index       DWS Massachusetts
 Cash Management Fund          Fund                       Tax-Free Fund
   Institutional             DWS Equity Income Fund     DWS Micro Cap Fund
 Cash Reserve Fund, Inc.:    DWS Equity Partners Fund   DWS Mid Cap Growth Fund
   Prime Series              DWS Europe Equity Fund     DWS Moderate Allocation
 Cash Reserves Fund          DWS Global Bond Fund         Fund
   Institutional             DWS Global                 DWS Money Market Prime
 DWS Balanced Fund             Opportunities Fund         Series
 DWS Blue Chip Fund          DWS Global Thematic Fund   DWS Money Market Series
 DWS California Tax-Free     DWS GNMA Fund              DWS New York Tax-Free
   Income Fund               DWS Gold & Precious          Income Fund
 DWS Capital Growth Fund       Metals Fund              DWS RREEF Global Real
 DWS Commodity Securities    DWS Growth & Income Fund     Estate Securities Fund
   Fund                      DWS Growth Allocation      DWS RREEF Real Estate
 DWS Communications Fund       Fund                       Securities Fund
 DWS Conservative            DWS Growth Plus            DWS S&P 500 Index Fund
   Allocation Fund             Allocation Fund          DWS Short Duration Fund
 DWS Core Fixed Income       DWS Health Care Fund       DWS Short Duration Plus
   Fund                      DWS High Income Fund         Fund
 DWS Core Plus Allocation    DWS High Income Plus       DWS Short-Term
   Fund                        Fund                       Municipal Bond Fund
 DWS Core Plus Income Fund   DWS High Yield Tax Free    DWS Small Cap Core Fund
 DWS Disciplined               Fund                     DWS Small Cap Growth
   Long/Short Growth Fund    DWS Inflation Protected      Fund
 DWS Disciplined               Plus Fund                DWS Small Cap Value Fund
   Long/Short Value Fund     DWS Intermediate           DWS Strategic Income
 DWS Disciplined Market        Tax/AMT Free Fund          Fund
   Neutral Fund              DWS International Fund     DWS Technology Fund
 DWS Dreman Concentrated     DWS International          DWS U.S. Bond Index Fund
   Value Fund                  Select Equity Fund       DWS U.S. Government
 DWS Dreman High Return      DWS International Value      Securities Fund
   Equity Fund                 Opportunities Fund       DWS Value Builder Fund
 DWS Dreman Mid Cap Value    DWS Japan Equity Fund      Investors Cash Trust:
   Fund                      DWS Large Cap Value Fund   Treasury Portfolio
 DWS Dreman Small Cap        DWS Large Company          NY Tax Free Money Fund
   Value Fund                  Growth Fund              Tax-Exempt California
 DWS EAFE(R) Equity Index    DWS Latin America            Money Market Fund
   Fund                        Equity Fund
 DWS Emerging Markets
   Equity Fund

--------------------------------------------------------------------------------

Effective for all purchases August 15, 2007 and after, the following information replaces similar disclosure under "Policies about transactions" in the "Policies You Should Know About" section of each fund's/portfolio's prospectuses:


Each fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer or by electronic bank transfer. Please note that a fund does not accept cash, money orders, traveler's checks, starter checks, third party checks (except checks for retirement plan asset transfers and rollovers or for Uniform Gift to Minors Act/Uniform Transfers to Minors Act accounts), checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. Thus, subject to the foregoing exceptions for certain third party checks, checks that are otherwise permissible must be drawn by the account holder on a domestic bank and must be payable to the fund.



               Please Retain This Supplement for Future Reference



July 27, 2007
Mega-3P

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                                                                       SCUDDER
                                                           Deutsche Bank Group